Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Charge	$ 923	$ 0	$ 0
Right of use assets at end of period	6,139
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions	8,301
Foreign exchange on translation	(1,321)
Right of use assets at end of period	6,980
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Charge	(923)
Foreign exchange on translation	82
Right of use assets at end of period	(841)
Land & buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at end of period	5,515
Land & buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions	7,597
Foreign exchange on translation	(1,321)
Right of use assets at end of period	6,276
Land & buildings | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Charge	(841)
Foreign exchange on translation	80
Right of use assets at end of period	(761)
IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at end of period	624
IT equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions	704
Right of use assets at end of period	704
IT equipment | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Charge	(82)
Foreign exchange on translation	2
Right of use assets at end of period	$ (80)